UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809084.108

AFBT-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BIOTECHNOLOGY - 91.9%
Biotechnology - 91.9%
Acadia Pharmaceuticals, Inc. (a)	88,492	$ 108,845
Achillion Pharmaceuticals, Inc. (a)	6,900	43,746
Acorda Therapeutics, Inc. (a)	61,293	1,338,639
ADVENTRX Pharmaceuticals, Inc. (a)(d)	37,232	41,328
Affymax, Inc. (a)	4,506	23,972
Agenus, Inc. (a)(d)	21,666	59,365
Agenus, Inc. warrants 1/9/18 (a)(e)	452,000	84,662
Alexion Pharmaceuticals, Inc. (a)	57,448	3,878,314
Alkermes PLC (a)	46,961	821,348
Allos Therapeutics, Inc. (a)	55,750	81,953
Alnylam Pharmaceuticals, Inc. (a)(d)	48,998	397,864
AMAG Pharmaceuticals, Inc. (a)(d)	42,171	595,033
Amarin Corp. PLC ADR (a)	6,700	62,980
Amgen, Inc.	210,676	12,065,410
Amylin Pharmaceuticals, Inc. (a)	53,384	614,984
Ardea Biosciences, Inc. (a)	3,300	65,703
ARIAD Pharmaceuticals, Inc. (a)(d)	69,106	803,703
ArQule, Inc. (a)	50,406	292,859
AVEO Pharmaceuticals, Inc. (a)	10,500	168,630
Biogen Idec, Inc. (a)	44,026	5,122,865
BioInvent International AB (a)	31,900	89,052
BioMarin Pharmaceutical, Inc. (a)	71,034	2,422,970
Bionovo, Inc. (a)	73,900	43,017
Bionovo, Inc. warrants 2/2/16 (a)	56,850	12,197
Biospecifics Technologies Corp. (a)	1,244	21,148
Catalyst Pharmaceutical Partners, Inc. (a)	99,709	104,694
Catalyst Pharmaceutical Partners, Inc. warrants 7/28/16 (a)	8,557	5,843
Celgene Corp. (a)	39,918	2,587,884
Cell Therapeutics, Inc. (a)	272,964	349,394
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	35,776
Cepheid, Inc. (a)	27,200	975,936
Chelsea Therapeutics International Ltd. (a)	11,860	53,726
China Biologic Products, Inc. (a)(d)	3,846	29,922
Codexis, Inc. (a)	12,700	58,547
Cubist Pharmaceuticals, Inc. (a)(d)	26,692	1,009,225
Dendreon Corp. (a)	51,628	564,810
Dynavax Technologies Corp. (a)	55,500	150,960
Emergent BioSolutions, Inc. (a)	17,500	330,050
Enzon Pharmaceuticals, Inc. (a)	29,534	217,075
Exelixis, Inc. (a)	63,245	488,884
Genomic Health, Inc. (a)	12,328	263,819
Geron Corp. (a)(d)	68,961	162,058
Gilead Sciences, Inc. (a)	110,143	4,588,557
Halozyme Therapeutics, Inc. (a)	60,500	510,015
Horizon Pharma, Inc.	29,700	267,003
Human Genome Sciences, Inc. (a)	65,508	672,112
Idenix Pharmaceuticals, Inc. (a)(d)	149,931	899,586
ImmunoGen, Inc. (a)(d)	27,155	368,765

	Shares	Value
Incyte Corp. (a)(d)	51,538	$ 709,678
Inhibitex, Inc. (a)	33,000	128,370
InterMune, Inc. (a)	59,131	1,507,841
Ironwood Pharmaceuticals, Inc. Class A (a)	61,628	838,141
Isis Pharmaceuticals, Inc. (a)	26,710	221,426
Keryx Biopharmaceuticals, Inc. (a)(d)	48,400	151,492
Lexicon Pharmaceuticals, Inc. (a)	218,061	263,854
Ligand Pharmaceuticals, Inc. Class B (a)	30,114	442,676
MannKind Corp. (a)(d)	52,246	163,008
Medivation, Inc. (a)	23,913	410,825
Metabolix, Inc. (a)(d)	19,030	97,624
Micromet, Inc. (a)(d)	30,216	198,519
Momenta Pharmaceuticals, Inc. (a)(d)	28,666	424,257
Myrexis, Inc. (a)	302	840
Neurocrine Biosciences, Inc. (a)	39,906	249,812
NPS Pharmaceuticals, Inc. (a)	97,378	503,444
OncoGenex Pharmaceuticals, Inc. (a)	6,500	75,400
Oncothyreon, Inc. (a)(d)	4,574	31,835
ONYX Pharmaceuticals, Inc. (a)	46,877	1,918,676
Opko Health, Inc. (a)(d)	100,400	540,152
OREXIGEN Therapeutics, Inc. (a)(d)	165,108	361,587
PDL BioPharma, Inc. (d)	59,488	361,092
Pharmacyclics, Inc. (a)	8,300	109,311
Pharmasset, Inc. (a)	31,534	2,219,994
PolyMedix, Inc. (a)	357,066	213,525
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	39,213
Progenics Pharmaceuticals, Inc. (a)	57,900	380,403
Protalix BioTherapeutics, Inc. (a)(d)	27,491	167,970
Protox Therapeutics, Inc. (a)	138,000	47,068
Puma Biotechnology, Inc. unit (a)(e)	32,887	123,326
Raptor Pharmaceutical Corp. (a)(d)	51,573	254,771
Regeneron Pharmaceuticals, Inc. (a)	23,547	1,302,149
Rigel Pharmaceuticals, Inc. (a)	49,970	392,265
Sangamo Biosciences, Inc. (a)(d)	26,728	88,737
Savient Pharmaceuticals, Inc. (a)(d)	81,455	305,456
Seattle Genetics, Inc. (a)(d)	40,511	891,242
SIGA Technologies, Inc. (a)(d)	35,917	116,371
Spectrum Pharmaceuticals, Inc. (a)	111,276	1,234,051
Sunesis Pharmaceuticals, Inc. (a)(d)	21,236	28,669
Synta Pharmaceuticals Corp. (a)(d)	23,383	86,517
Targacept, Inc. (a)	15,300	269,280
Theravance, Inc. (a)(d)	31,278	695,310
Threshold Pharmaceuticals, Inc. (a)	95,166	152,266
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	26,801
United Therapeutics Corp. (a)	24,452	1,069,286
Vertex Pharmaceuticals, Inc. (a)	81,815	3,239,056
Vical, Inc. (a)	101,677	304,014
ZIOPHARM Oncology, Inc. (a)(d)	135,779	666,675
Zogenix, Inc.	125,489	254,743
		68,234,246
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	$ 0
Aradigm Corp. (a)	21,800	2,943
Aradigm Corp.	329,640	44,501
		47,444
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
BG Medicine, Inc.	43,000	210,270
PHARMACEUTICALS - 6.6%
Pharmaceuticals - 6.6%
AcelRx Pharmaceuticals, Inc.	62,800	185,888
Aegerion Pharmaceuticals, Inc.	9,700	126,973
Akorn, Inc. (a)	17,079	153,540
Auxilium Pharmaceuticals, Inc. (a)	45,358	705,770
AVANIR Pharmaceuticals Class A (a)(d)	125,980	376,680
Columbia Laboratories, Inc. (a)	6,400	16,192
Corcept Therapeutics, Inc. (a)	69,600	220,632
Elan Corp. PLC sponsored ADR (a)	91,050	1,091,690
Jazz Pharmaceuticals, Inc. (a)	8,543	332,835
NuPathe, Inc. (a)	900	2,367
Optimer Pharmaceuticals, Inc. (a)(d)	34,115	486,821
Pacira Pharmaceuticals, Inc. (d)	37,693	368,638
Questcor Pharmaceuticals, Inc. (a)	6,000	243,660
Ventrus Biosciences, Inc.	41,095	339,034
XenoPort, Inc. (a)	46,025	280,753
		4,931,473
TOTAL COMMON STOCKS (Cost $62,235,342)		73,423,433
Money Market Funds - 11.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	1,406,104	$ 1,406,104
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	7,023,785	7,023,785
TOTAL MONEY MARKET FUNDS (Cost $8,429,889)		8,429,889
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $70,665,231)	81,853,322
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(7,645,865)
NET ASSETS - 100%	$ 74,207,457
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $207,988 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 1/9/18	1/9/08	$ 563,722
Puma Biotechnology, Inc. unit	10/4/11	$ 123,326
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 397
Fidelity Securities Lending Cash Central Fund	54,123
Total	$ 54,520
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 73,423,433	$ 73,095,615	$ 204,492	$ 123,326
Money Market Funds	8,429,889	8,429,889	-	-
Total Investments in Securities:	$ 81,853,322	$ 81,525,504	$ 204,492	$ 123,326
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	123,326
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 123,326
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $71,722,494. Net unrealized appreciation aggregated $10,130,828, of which $16,084,461 related to appreciated investment securities and $5,953,633 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Communications Equipment Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809086.108

AFDC-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 75.2%
Communications Equipment - 75.2%
Acme Packet, Inc. (a)	5,371	$ 194,484
ADTRAN, Inc.	9,379	315,134
ADVA AG Optical Networking (a)	34,256	202,759
Alcatel-Lucent SA sponsored ADR (a)(d)	131,957	361,562
Anaren, Inc. (a)	2,200	42,086
Arris Group, Inc. (a)	1,871	20,132
Aruba Networks, Inc. (a)(d)	10,840	256,800
Aviat Networks, Inc. (a)	10,867	22,277
BigBand Networks, Inc. (a)	29,453	65,975
Brocade Communications Systems, Inc. (a)	54,959	240,720
Calix Networks, Inc. (a)	8,900	77,519
Ceragon Networks Ltd. (a)	3,815	38,493
Ciena Corp. (a)(d)	50,109	660,437
Cisco Systems, Inc.	142,174	2,634,483
Comba Telecom Systems Holdings Ltd.	58,850	49,691
Comtech Telecommunications Corp.	2,300	76,153
Digi International, Inc. (a)	2,700	34,533
DragonWave, Inc. (a)	8,900	33,748
EchoStar Holding Corp. Class A (a)	2,120	55,883
EMCORE Corp. (a)(d)	4,600	4,554
Extreme Networks, Inc. (a)	5,400	15,930
F5 Networks, Inc. (a)	746	77,547
Finisar Corp. (a)	29,759	609,762
HTC Corp.	520	11,686
Infinera Corp. (a)	2,800	20,468
Ixia (a)	5,596	63,403
JDS Uniphase Corp. (a)	17,264	207,168
Juniper Networks, Inc. (a)	388	9,494
Motorola Solutions, Inc.	147	6,896
NETGEAR, Inc. (a)	983	34,857
Nokia Corp. sponsored ADR	5	34
Oclaro, Inc. (a)(d)	18,075	74,288
Oplink Communications, Inc. (a)	3,554	57,646
Opnext, Inc. (a)	52,855	52,453
Polycom, Inc. (a)	33,300	550,449
QUALCOMM, Inc.	27,681	1,428,340
Riverbed Technology, Inc. (a)	15,758	434,606
Sandvine Corp. (a)	56,400	91,156
Sandvine Corp. (U.K.) (a)	65,330	103,548
ShoreTel, Inc. (a)	22,054	129,016
Sierra Wireless, Inc. (a)	9,400	69,686
Sycamore Networks, Inc.	4,000	76,880
Tekelec (a)	5,413	53,156
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	112,620	1,172,374
Tellabs, Inc.	3,400	14,722
ViaSat, Inc. (a)	6,200	264,058
ZTE Corp. (H Shares)	53,660	152,319
		11,169,365

	Shares	Value
COMPUTERS & PERIPHERALS - 0.6%
Computer Storage & Peripherals - 0.6%
Gemalto NV	1,782	$ 81,308
Novatel Wireless, Inc. (a)	3,498	13,887
		95,195
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)	100	343
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Components - 0.3%
Universal Display Corp. (a)	1,000	46,830
Electronic Manufacturing Services - 0.3%
NeoPhotonics Corp.	8,900	46,547
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		93,377
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Rackspace Hosting, Inc. (a)	600	24,834
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	700	22,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Semiconductors - 1.4%
Cavium, Inc. (a)	1,899	62,078
CSR PLC	2,483	7,208
Entropic Communications, Inc. (a)	200	1,164
Ikanos Communications, Inc. (a)	3,985	4,224
Inphi Corp.	2,100	23,184
Pericom Semiconductor Corp. (a)	1,700	14,433
Phison Electronics Corp.	8,000	42,153
PMC-Sierra, Inc. (a)	3,100	19,654
Standard Microsystems Corp. (a)	1,200	29,712
		203,810
SOFTWARE - 11.6%
Application Software - 9.4%
AsiaInfo-Linkage, Inc. (a)(d)	55,700	558,114
AutoNavi Holdings Ltd. ADR (a)	8,800	113,256
BroadSoft, Inc. (a)(d)	12,100	435,600
KongZhong Corp. sponsored ADR (a)	100	512
NetScout Systems, Inc. (a)	693	11,358
SolarWinds, Inc. (a)	5,729	165,339
Synchronoss Technologies, Inc. (a)	3,447	103,617
		1,387,796
Systems Software - 2.2%
Allot Communications Ltd. (a)	7,000	93,590
Fortinet, Inc. (a)	3,900	89,934
Opnet Technologies, Inc.	753	32,936
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Rovi Corp. (a)	1,800	$ 89,172
TeleCommunication Systems, Inc. Class A (a)	6,977	23,024
		328,656
TOTAL SOFTWARE		1,716,452
WIRELESS TELECOMMUNICATION SERVICES - 8.3%
Wireless Telecommunication Services - 8.3%
American Tower Corp. Class A (a)	9,390	517,389
Crown Castle International Corp. (a)	6,900	285,384
SBA Communications Corp. Class A (a)	11,377	433,350
		1,236,123
TOTAL COMMON STOCKS (Cost $14,844,961)		14,561,752
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	19,618
Money Market Funds - 18.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	246,700	$ 246,700
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,440,950	2,440,950
TOTAL MONEY MARKET FUNDS (Cost $2,687,650)		2,687,650
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $17,552,611)	17,269,020
NET OTHER ASSETS (LIABILITIES) - (16.2)%	(2,413,425)
NET ASSETS - 100%	$ 14,855,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62
Fidelity Securities Lending Cash Central Fund	19,047
Total	$ 19,109
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 14,561,752	$ 14,305,903	$ 255,849	$ -
Convertible Bonds	19,618	-	19,618	-
Money Market Funds	2,687,650	2,687,650	-	-
Total Investments in Securities:	$ 17,269,020	$ 16,993,553	$ 275,467	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $17,778,991. Net unrealized depreciation aggregated $509,971, of which $1,780,942 related to appreciated investment securities and $2,290,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809085.108

AFCI-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AUTO COMPONENTS - 1.3%
Auto Parts & Equipment - 1.3%
Gentex Corp.	21,390	$ 644,267
AUTOMOBILES - 4.1%
Automobile Manufacturers - 4.1%
Bayerische Motoren Werke AG (BMW)	6,325	516,962
Ford Motor Co. (a)	130,653	1,526,027
		2,042,989
DIVERSIFIED CONSUMER SERVICES - 3.2%
Education Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	6,600	312,510
Specialized Consumer Services - 2.6%
Sotheby's Class A (Ltd. vtg.)	15,506	546,121
Steiner Leisure Ltd. (a)	2,764	133,170
Weight Watchers International, Inc.	7,985	595,841
		1,275,132
TOTAL DIVERSIFIED CONSUMER SERVICES		1,587,642
HOTELS, RESTAURANTS & LEISURE - 18.2%
Casinos & Gaming - 3.3%
Las Vegas Sands Corp. (a)	16,371	768,618
Las Vegas Sands Corp. unit	810	641,706
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	21,200	243,164
		1,653,488
Hotels, Resorts & Cruise Lines - 2.7%
InterContinental Hotel Group PLC	13,900	256,587
Royal Caribbean Cruises Ltd.	16,875	501,525
Starwood Hotels & Resorts Worldwide, Inc.	11,231	562,785
		1,320,897
Restaurants - 12.2%
Arcos Dorados Holdings, Inc.	6,000	140,400
BJ's Restaurants, Inc. (a)	8,210	434,555
Bravo Brio Restaurant Group, Inc.	7,400	143,782
Darden Restaurants, Inc.	9,263	443,512
Dunkin' Brands Group, Inc. (a)(d)	5,900	171,749
McDonald's Corp.	23,323	2,165,541
Ruth's Hospitality Group, Inc. (a)	76,599	361,547
Starbucks Corp.	33,318	1,410,684
Texas Roadhouse, Inc. Class A	54,725	784,209
		6,055,979
TOTAL HOTELS, RESTAURANTS & LEISURE		9,030,364
HOUSEHOLD DURABLES - 2.1%
Home Furnishings - 1.4%
Tempur-Pedic International, Inc. (a)	9,999	680,532

	Shares	Value
Homebuilding - 0.7%
Lennar Corp. Class A	22,211	$ 367,370
TOTAL HOUSEHOLD DURABLES		1,047,902
INTERNET & CATALOG RETAIL - 6.8%
Internet Retail - 6.8%
Amazon.com, Inc. (a)	13,863	2,959,891
Priceline.com, Inc. (a)	800	406,176
		3,366,067
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	598	354,399
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.4%
Hasbro, Inc.	17,522	666,887
MEDIA - 24.3%
Advertising - 0.7%
Interpublic Group of Companies, Inc.	38,208	362,212
Broadcasting - 2.5%
CBS Corp. Class B	32,600	841,406
Discovery Communications, Inc. (a)	8,800	382,448
		1,223,854
Cable & Satellite - 10.1%
Comcast Corp. Class A	42,100	987,245
DIRECTV (a)	34,082	1,549,368
DISH Network Corp. Class A (a)	14,800	357,716
Sirius XM Radio, Inc. (a)(d)	386,984	692,701
Time Warner Cable, Inc.	15,539	989,679
Virgin Media, Inc.	17,751	432,769
		5,009,478
Movies & Entertainment - 11.0%
News Corp. Class A	14,000	245,280
The Walt Disney Co.	75,068	2,618,372
Time Warner, Inc.	45,717	1,599,638
Viacom, Inc. Class B (non-vtg.)	21,774	954,790
		5,418,080
TOTAL MEDIA		12,013,624
MULTILINE RETAIL - 4.6%
Department Stores - 0.5%
Marisa Lojas SA	19,400	267,750
General Merchandise Stores - 4.1%
Dollar Tree, Inc. (a)	8,215	656,871
Target Corp.	24,713	1,353,037
		2,009,908
TOTAL MULTILINE RETAIL		2,277,658
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 25.4%
Apparel Retail - 7.1%
Body Central Corp.	6,200	$ 130,200
Chico's FAS, Inc.	44,089	544,940
Express, Inc.	7,300	164,907
Foot Locker, Inc.	15,157	331,332
Inditex SA	1,406	127,953
Limited Brands, Inc.	19,497	832,717
TJX Companies, Inc.	19,272	1,135,699
Urban Outfitters, Inc. (a)	8,464	230,644
Workman Co. Ltd.	900	23,122
		3,521,514
Automotive Retail - 2.7%
Advance Auto Parts, Inc.	18,320	1,192,082
AutoZone, Inc. (a)	400	129,436
		1,321,518
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	14,600	382,958
Home Improvement Retail - 8.1%
Home Depot, Inc.	58,500	2,094,300
Lowe's Companies, Inc.	80,653	1,695,326
Lumber Liquidators Holdings, Inc. (a)(d)	15,625	233,906
		4,023,532
Homefurnishing Retail - 2.9%
Bed Bath & Beyond, Inc. (a)	23,645	1,462,207
Specialty Stores - 3.8%
Staples, Inc.	30,400	454,784
Tiffany & Co., Inc.	8,180	652,191
Tractor Supply Co.	6,433	456,357
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,400	296,076
		1,859,408
TOTAL SPECIALTY RETAIL		12,571,137
TEXTILES, APPAREL & LUXURY GOODS - 7.5%
Apparel, Accessories & Luxury Goods - 6.3%
Coach, Inc.	16,760	1,090,573

	Shares	Value
PVH Corp.	8,933	$ 664,705
Titan Industries Ltd.	30,055	133,471
Vera Bradley, Inc. (d)	5,994	271,528
VF Corp.	7,100	981,362
		3,141,639
Footwear - 1.2%
NIKE, Inc. Class B	5,948	573,090
TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,714,729
TOTAL COMMON STOCKS (Cost $42,799,516)		49,317,665
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (b)	244,701	244,701
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,112,371	1,112,371
TOTAL MONEY MARKET FUNDS (Cost $1,357,072)		1,357,072
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $44,156,588)	50,674,737
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(1,131,225)
NET ASSETS - 100%	$ 49,543,512
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62
Fidelity Securities Lending Cash Central Fund	2,335
Total	$ 2,397
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 49,317,665	$ 48,262,779	$ 1,054,886	$ -
Money Market Funds	1,357,072	1,357,072	-	-
Total Investments in Securities:	$ 50,674,737	$ 49,619,851	$ 1,054,886	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $44,863,721. Net unrealized appreciation aggregated $5,811,016, of which $7,261,459 related to appreciated investment securities and $1,450,443 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809067.108

AFEL-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.5%
Communications Equipment - 3.5%
Alcatel-Lucent SA sponsored ADR (a)	7,300	$ 20,002
Cisco Systems, Inc.	8,164	151,279
Juniper Networks, Inc. (a)	3,600	88,092
QUALCOMM, Inc.	5,690	293,604
		552,977
COMPUTERS & PERIPHERALS - 1.7%
Computer Hardware - 0.9%
Hewlett-Packard Co.	5,700	151,677
Computer Storage & Peripherals - 0.8%
SanDisk Corp. (a)	2,526	127,992
TOTAL COMPUTERS & PERIPHERALS		279,669
ELECTRONIC EQUIPMENT & COMPONENTS - 7.0%
Electronic Components - 2.2%
Aeroflex Holding Corp.	17,666	192,383
Amphenol Corp. Class A	110	5,224
Corning, Inc.	6,821	97,472
Vishay Intertechnology, Inc. (a)	4,596	49,407
		344,486
Electronic Manufacturing Services - 4.8%
Benchmark Electronics, Inc. (a)	3,921	53,875
Fabrinet (a)	1,388	17,211
Flextronics International Ltd. (a)	52,667	345,759
Jabil Circuit, Inc.	8,463	173,999
Sanmina-SCI Corp. (a)	744	6,555
TE Connectivity Ltd.	1,790	63,635
TTM Technologies, Inc. (a)	9,575	106,953
Viasystems Group, Inc. (a)	12	247
		768,234
Technology Distributors - 0.0%
Avnet, Inc. (a)	200	6,062
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,118,782
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Support.com, Inc. (a)	200	422
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 82.7%
Semiconductor Equipment - 11.3%
Advanced Energy Industries, Inc. (a)	5	47
Amkor Technology, Inc. (a)(d)	84,049	406,797
Applied Materials, Inc.	5,089	62,696
ASML Holding NV	4,690	196,652
Cabot Microelectronics Corp. (a)	50	1,926

	Shares	Value
Cymer, Inc. (a)	7,492	$ 325,527
Entegris, Inc. (a)	9,371	83,964
KLA-Tencor Corp.	2,730	128,556
Lam Research Corp. (a)	9,588	412,188
MEMC Electronic Materials, Inc. (a)	8,992	53,862
Nanometrics, Inc. (a)	350	5,908
Nova Measuring Instruments Ltd. (a)	230	1,672
Teradyne, Inc. (a)	1,080	15,466
Tessera Technologies, Inc. (a)	4,875	67,129
Tokyo Electron Ltd.	700	37,233
Ultratech, Inc. (a)	210	4,578
		1,804,201
Semiconductors - 71.4%
Advanced Micro Devices, Inc. (a)(d)	105,683	616,132
Alpha & Omega Semiconductor Ltd. (a)	7,197	60,815
Altera Corp.	1,364	51,723
Analog Devices, Inc.	7,661	280,163
Applied Micro Circuits Corp. (a)	5,368	36,180
Atmel Corp. (a)	25,453	268,784
Avago Technologies Ltd.	8,337	281,540
BCD Semiconductor Manufacturing Ltd. ADR	17,880	82,159
Broadcom Corp. Class A	36,154	1,304,798
Cree, Inc. (a)	2,400	63,936
Cypress Semiconductor Corp.	7,615	145,523
Entropic Communications, Inc. (a)	9,900	57,618
Exar Corp. (a)	200	1,222
Fairchild Semiconductor International, Inc. (a)	16,411	245,673
First Solar, Inc. (a)	88	4,380
Freescale Semiconductor Holdings I Ltd. (d)	35,502	468,271
Himax Technologies, Inc. sponsored ADR	18,438	19,544
Inphi Corp.	5,700	62,928
Intel Corp.	34,610	849,329
International Rectifier Corp. (a)	6,189	150,331
Intersil Corp. Class A	52,169	624,463
JA Solar Holdings Co. Ltd. ADR (a)	19,850	43,869
Linear Technology Corp.	30	969
LSI Corp. (a)	3,747	23,419
Marvell Technology Group Ltd. (a)	116,222	1,625,945
Maxim Integrated Products, Inc.	2,120	55,459
Micron Technology, Inc. (a)	87,192	487,403
Monolithic Power Systems, Inc. (a)	8,277	103,131
Motech Industries, Inc.	1	2
NVIDIA Corp. (a)	31,048	459,510
NXP Semiconductors NV (a)	21,107	379,293
ON Semiconductor Corp. (a)	77,262	584,873
PMC-Sierra, Inc. (a)	48,871	309,842
RDA Microelectronics, Inc. sponsored ADR	2,100	17,010
Renesas Electronics Corp. (a)(d)	7,200	50,290
RF Micro Devices, Inc. (a)	4,700	34,498
Skyworks Solutions, Inc. (a)(d)	10,499	207,985
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spansion, Inc. Class A (a)	7,361	$ 75,745
Standard Microsystems Corp. (a)	5,763	142,692
STATS ChipPAC Ltd.	60,000	20,596
SunPower Corp. Class B (a)	1,690	15,971
Supertex, Inc. (a)	2,440	45,042
Texas Instruments, Inc.	28,658	880,660
Trident Microsystems, Inc. (a)	31,719	17,128
Trina Solar Ltd. (a)	1,700	13,719
TriQuint Semiconductor, Inc. (a)	4,800	25,536
Volterra Semiconductor Corp. (a)	2,900	68,730
Xilinx, Inc.	70	2,342
		11,367,171
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,171,372
TOTAL COMMON STOCKS (Cost $18,744,735)		15,123,223
Convertible Bonds - 3.5%
	Principal Amount
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Components - 0.4%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (e)	$ 70,000	64,624
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
Semiconductors - 3.1%
Micron Technology, Inc.:
1.5% 8/1/31 (e)	230,000	189,463
1.875% 8/1/31 (e)	120,000	98,850

	Principal Amount	Value
4.25% 10/15/13	$ 40,000	$ 52,250
ON Semiconductor Corp. 1.875% 12/15/25	130,000	159,250
		499,813
TOTAL CONVERTIBLE BONDS (Cost $533,278)		564,437
Money Market Funds - 10.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	148,249	148,249
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,538,680	1,538,680
TOTAL MONEY MARKET FUNDS (Cost $1,686,929)		1,686,929
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $20,964,942)	17,374,589
NET OTHER ASSETS (LIABILITIES) - (9.0)%	(1,440,004)
NET ASSETS - 100%	$ 15,934,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $352,937 or 2.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49
Fidelity Securities Lending Cash Central Fund	851
Total	$ 900
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 15,123,223	$ 15,015,101	$ 108,121	$ 1
Convertible Bonds	564,437	-	564,437	-
Money Market Funds	1,686,929	1,686,929	-	-
Total Investments in Securities:	$ 17,374,589	$ 16,702,030	$ 672,558	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $21,218,207. Net unrealized depreciation aggregated $3,843,618, of which $407,725 related to appreciated investment securities and $4,251,343 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809101.108

ANR-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CHEMICALS - 1.1%
Specialty Chemicals - 1.1%
LyondellBasell Industries NV Class A	260,510	$ 8,560,359
CONSTRUCTION & ENGINEERING - 1.1%
Construction & Engineering - 1.1%
Foster Wheeler AG (a)	167,575	3,572,699
Jacobs Engineering Group, Inc. (a)	115,224	4,470,691
		8,043,390
ENERGY EQUIPMENT & SERVICES - 27.5%
Oil & Gas Drilling - 10.6%
Discovery Offshore S.A. (a)(e)	748,490	1,209,931
Ensco International Ltd. ADR	652,040	32,380,306
Nabors Industries Ltd. (a)	89,400	1,638,702
Noble Corp.	369,564	13,282,130
Northern Offshore Ltd.	405,087	789,423
Ocean Rig UDW, Inc. (United States)	206,500	3,167,711
Parker Drilling Co. (a)	475,740	2,630,842
Patterson-UTI Energy, Inc.	72,100	1,465,072
Rowan Companies, Inc. (a)	298,100	10,281,469
Transocean Ltd. (United States)	180,854	10,335,806
		77,181,392
Oil & Gas Equipment & Services - 16.9%
Baker Hughes, Inc.	277,954	16,118,552
Cal Dive International, Inc. (a)	165,830	371,459
Cameron International Corp. (a)	50,844	2,498,474
Compagnie Generale de Geophysique SA (a)	129,978	2,840,351
Halliburton Co.	405,031	15,131,958
ION Geophysical Corp. (a)	78,100	595,122
Key Energy Services, Inc. (a)	128,400	1,660,212
McDermott International, Inc. (a)	118,000	1,295,640
National Oilwell Varco, Inc.	343,595	24,508,631
Oil States International, Inc. (a)	126,250	8,788,263
RPC, Inc. (d)	33,900	629,523
Schlumberger Ltd.	565,232	41,527,595
Schoeller-Bleckmann Oilfield Equipment AG	15,191	1,206,920
Superior Energy Services, Inc. (a)	59,784	1,681,126
Weatherford International Ltd. (a)	257,329	3,988,600
Willbros Group, Inc. (a)	152,753	777,513
		123,619,939
TOTAL ENERGY EQUIPMENT & SERVICES		200,801,331
OIL, GAS & CONSUMABLE FUELS - 69.9%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	489,672	11,771,715
Integrated Oil & Gas - 38.4%
Chevron Corp.	833,232	87,531,020
Exxon Mobil Corp.	1,028,901	80,346,879
Hess Corp.	630,945	39,471,919

	Shares	Value
Occidental Petroleum Corp.	499,686	$ 46,440,817
Royal Dutch Shell PLC Class A sponsored ADR	126,400	8,963,024
Suncor Energy, Inc.	563,200	17,938,105
		280,691,764
Oil & Gas Exploration & Production - 16.2%
Anadarko Petroleum Corp.	108,458	8,513,953
Apache Corp.	120,739	12,029,227
Bankers Petroleum Ltd. (a)	562,400	2,990,139
Cabot Oil & Gas Corp.	12,700	987,044
Canadian Natural Resources Ltd.	131,400	4,634,623
Carrizo Oil & Gas, Inc. (a)	78,000	2,121,600
Chesapeake Energy Corp.	59,000	1,659,080
Clayton Williams Energy, Inc. (a)(d)	12,161	794,600
CNOOC Ltd. sponsored ADR (d)	19,700	3,715,617
Comstock Resources, Inc. (a)	35,600	649,344
EV Energy Partners LP	65,400	4,867,722
EXCO Resources, Inc.	61,900	780,559
Gran Tierra Energy, Inc. (Canada) (a)	1,016,900	6,232,893
Marathon Oil Corp.	796,726	20,738,778
Newfield Exploration Co. (a)	31,900	1,284,294
Niko Resources Ltd.	14,500	797,547
Noble Energy, Inc.	113,544	10,144,021
Northern Oil & Gas, Inc. (a)	54,747	1,323,235
Oasis Petroleum, Inc. (a)(d)	82,400	2,417,616
Pacific Rubiales Energy Corp.	78,900	1,839,430
Painted Pony Petroleum Ltd. (a)(e)	5,000	61,143
Painted Pony Petroleum Ltd. Class A (a)	106,700	1,304,783
Petrominerales Ltd.	49,372	1,302,587
Pioneer Natural Resources Co.	109,600	9,195,440
QEP Resources, Inc.	66,500	2,364,075
SM Energy Co.	76,080	6,307,793
Stone Energy Corp. (a)	40,000	971,600
Talisman Energy, Inc.	159,500	2,262,457
Whiting Petroleum Corp. (a)	124,880	5,813,164
		118,104,364
Oil & Gas Refining & Marketing - 12.3%
CVR Energy, Inc. (a)	501,992	12,429,322
HollyFrontier Corp.	642,850	19,729,067
Keyera Corp.	36,500	1,664,899
Marathon Petroleum Corp.	673,104	24,164,434
Tesoro Corp. (a)	470,300	12,199,582
Valero Energy Corp.	669,813	16,477,400
Western Refining, Inc. (a)(d)	222,268	3,551,843
		90,216,547
Oil & Gas Storage & Transport - 1.4%
Atlas Energy LP	19,225	456,209
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Atlas Pipeline Partners, LP	100,000	$ 3,480,000
Williams Companies, Inc.	197,406	5,943,895
		9,880,104
TOTAL OIL, GAS & CONSUMABLE FUELS		510,664,494
TOTAL COMMON STOCKS (Cost $700,755,014)		728,069,574
Convertible Bonds - 0.0%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	275,600
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	828,468	828,468
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	8,299,690	8,299,690
TOTAL MONEY MARKET FUNDS (Cost $9,128,158)		9,128,158
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $710,203,172)		737,473,332
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(6,788,380)
NET ASSETS - 100%		$ 730,684,952
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,271,074 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,671
Fidelity Securities Lending Cash Central Fund	20,766
Total	$ 22,437
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 728,069,574	$ 725,229,223	$ 2,840,351	$ -
Convertible Bonds	275,600	-	275,600	-
Money Market Funds	9,128,158	9,128,158	-	-
Total Investments in Securities:	$ 737,473,332	$ 734,357,381	$ 3,115,951	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $717,940,340. Net unrealized appreciation aggregated $19,532,992, of which $77,407,923 related to appreciated investment securities and $57,874,931 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809094.108

AFFS-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CAPITAL MARKETS - 23.6%
Asset Management & Custody Banks - 2.6%
A.F.P. Provida SA sponsored ADR	600	$ 37,092
Affiliated Managers Group, Inc. (a)	286	26,486
Ameriprise Financial, Inc.	100	4,668
Apollo Global Management LLC Class A	61,913	820,347
Bank of New York Mellon Corp.	500	10,640
BlackRock, Inc. Class A	756	119,289
Franklin Resources, Inc.	100	10,663
Invesco Ltd.	66,580	1,336,261
Julius Baer Group Ltd.	670	25,455
Legg Mason, Inc.	853	23,458
Northern Trust Corp.	7,507	303,808
State Street Corp.	8,150	329,179
The Blackstone Group LP	900	13,239
		3,060,585
Diversified Capital Markets - 4.9%
Credit Suisse Group sponsored ADR	2,100	60,837
Deutsche Bank AG	300	12,406
Deutsche Bank AG (NY Shares)	609	25,219
HFF, Inc. (a)	1,000	11,000
UBS AG (a)	170,907	2,160,574
UBS AG (NY Shares) (a)	285,433	3,602,164
		5,872,200
Investment Banking & Brokerage - 16.1%
Charles Schwab Corp.	900	11,052
E*TRADE Financial Corp. (a)	466,892	5,065,778
Evercore Partners, Inc. Class A	67,900	1,863,176
GFI Group, Inc.	388,778	1,679,521
Goldman Sachs Group, Inc.	10,871	1,190,918
Investment Technology Group, Inc. (a)	11,100	126,651
Jefferies Group, Inc.	766	10,157
Lazard Ltd. Class A	131,116	3,584,711
Macquarie Group Ltd.	393	10,119
MF Global Holdings Ltd. (a)	6,125	613
Morgan Stanley	319,654	5,638,697
		19,181,393
TOTAL CAPITAL MARKETS		28,114,178
COMMERCIAL BANKS - 21.9%
Diversified Banks - 6.1%
Banco ABC Brasil SA	500	3,334
Banco Bradesco SA (PN) sponsored ADR	700	12,740
Banco de Chile sponsored ADR	5,600	454,104
Banco Macro SA sponsored ADR	400	8,020
Banco Pine SA	200	1,329
Banco Santander SA (Brasil) ADR	2,800	25,480
BanColombia SA sponsored ADR (d)	1,800	112,284
Bank of Baroda	3,531	55,675
Barclays PLC sponsored ADR (d)	249,600	3,122,496
BNP Paribas SA	100	4,546

	Shares	Value
Comerica, Inc.	22,820	$ 583,051
CorpBanca SA sponsored ADR	1,050	21,893
Credicorp Ltd. (NY Shares)	228	24,802
Credit Agricole SA	200	1,571
Grupo Financiero Galicia SA sponsored ADR	1,100	9,086
Guaranty Trust Bank PLC GDR (Reg. S)	5,300	24,380
HSBC Holdings PLC sponsored ADR	13,400	585,044
Industrial & Commercial Bank of China Ltd. (H Shares)	176,000	109,906
Intesa Sanpaolo SpA	3,120	5,574
Itau Unibanco Banco Multiplo SA sponsored ADR	12,519	239,363
National Australia Bank Ltd.	254	6,785
Nordea Bank AB	1,200	10,979
PT Bank Central Asia Tbk	13,500	12,242
Raiffeisen International Bank-Holding AG (d)	1,300	36,521
Sberbank of Russia sponsored ADR	1,100	11,825
Standard Chartered PLC (United Kingdom)	2,482	58,237
Sumitomo Mitsui Financial Group, Inc.	2,100	58,706
Swedbank AB (A Shares)	7,900	111,298
The Jammu & Kashmir Bank Ltd.	7,298	125,839
The Toronto-Dominion Bank (d)	1,400	105,655
U.S. Bancorp	9,527	243,796
UniCredit SpA	2,100	2,464
United Overseas Bank Ltd.	43,000	582,980
Wells Fargo & Co.	21,049	545,380
		7,317,385
Regional Banks - 15.8%
Banco Daycoval SA (PN)	200	1,084
Bancorp New Jersey, Inc.	100	904
BancTrust Financial Group, Inc. (a)	28,700	46,781
Bank of the Ozarks, Inc.	2,416	60,086
BB&T Corp.	2,500	58,350
Boston Private Financial Holdings, Inc.	2,200	16,676
Bridge Capital Holdings	48,490	534,845
Canadian Western Bank, Edmonton	2,200	62,898
Cape Bancorp, Inc. (a)	1,400	10,640
Cascade Bancorp (a)	900	4,761
CIT Group, Inc. (a)	13,273	462,564
Citizens & Northern Corp.	520	8,616
City Holding Co.	500	16,430
City National Corp.	300	12,726
CNB Financial Corp., Pennsylvania	803	11,499
CoBiz, Inc. (d)	171,400	908,420
Cullen/Frost Bankers, Inc.	100	4,904
Fifth Third Bancorp	170,400	2,046,504
First Business Finance Services, Inc.	200	3,216
First Commonwealth Financial Corp.	25,722	118,578
First Horizon National Corp.	113,300	791,967
First Interstate Bancsystem, Inc.	63,409	801,490
First Midwest Bancorp, Inc., Delaware	600	5,406
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
FNB Corp., Pennsylvania	11,300	$ 114,017
Glacier Bancorp, Inc.	2,024	22,972
Huntington Bancshares, Inc.	177,930	921,677
KeyCorp	100,600	710,236
NBT Bancorp, Inc.	200	4,304
Northrim Bancorp, Inc.	2,269	42,998
Pacific Continental Corp.	3,000	26,010
PNC Financial Services Group, Inc.	500	26,855
PT Bank Tabungan Negara Tbk	1,468,500	236,385
Regions Financial Corp.	1,366,634	5,370,872
Sandy Spring Bancorp, Inc.	200	3,402
Savannah Bancorp, Inc. (a)	14,998	83,989
SunTrust Banks, Inc.	149,201	2,943,736
Susquehanna Bancshares, Inc.	67,014	486,522
SVB Financial Group (a)	312	14,333
Synovus Financial Corp. (d)	15,582	23,373
TCF Financial Corp.	1,037	11,034
Texas Capital Bancshares, Inc. (a)	4,300	120,400
Umpqua Holdings Corp.	100	1,145
Valley National Bancorp (d)	4,908	58,896
Virginia Commerce Bancorp, Inc. (a)	600	3,816
Washington Trust Bancorp, Inc.	544	12,773
Webster Financial Corp.	26,200	514,568
Westamerica Bancorp.	100	4,482
Western Alliance Bancorp. (a)	55,700	362,050
Zions Bancorporation	39,700	689,192
		18,799,382
TOTAL COMMERCIAL BANKS		26,116,767
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	1,000	16,451
CONSUMER FINANCE - 5.9%
Consumer Finance - 5.9%
Advance America Cash Advance Centers, Inc.	281,050	2,369,252
American Express Co.	451	22,830
Capital One Financial Corp.	26,300	1,200,858
EZCORP, Inc. (non-vtg.) Class A (a)	25,540	709,501
First Cash Financial Services, Inc. (a)	4,790	198,785
Green Dot Corp. Class A (a)(d)	9,200	300,564
International Personal Finance PLC	86,603	381,892
Nelnet, Inc. Class A	700	15,036
Netspend Holdings, Inc.	1,331	7,653
PT Clipan Finance Indonesia Tbk	338,000	17,509
SLM Corp.	129,165	1,765,686
		6,989,566

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
Sotheby's Class A (Ltd. vtg.)	33,100	$ 1,165,782
DIVERSIFIED FINANCIAL SERVICES - 18.6%
Other Diversified Financial Services - 15.7%
Bank of America Corp.	888,486	6,068,359
Citigroup, Inc.	212,575	6,715,241
JPMorgan Chase & Co.	171,790	5,971,420
		18,755,020
Specialized Finance - 2.9%
BM&F Bovespa SA	2,000	11,938
CME Group, Inc.	2,402	661,895
IntercontinentalExchange, Inc. (a)	84	10,910
Life Partners Holdings, Inc. (d)	2,600	17,862
Moody's Corp.	200	7,098
PHH Corp. (a)	148,060	2,731,707
		3,441,410
TOTAL DIVERSIFIED FINANCIAL SERVICES		22,196,430
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	1,200	26,571
HOTELS, RESTAURANTS & LEISURE - 1.0%
Casinos & Gaming - 0.8%
MGM Mirage, Inc. (a)	86,715	998,957
Hotels, Resorts & Cruise Lines - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	4,700	235,517
TOTAL HOTELS, RESTAURANTS & LEISURE		1,234,474
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
Standard Pacific Corp. (a)	79,300	241,072
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	1,000	7,483
INSURANCE - 11.0%
Life & Health Insurance - 5.3%
AFLAC, Inc.	81,284	3,665,096
Citizens, Inc. Class A (a)	2,100	16,464
CNO Financial Group, Inc. (a)	1,900	11,875
Delphi Financial Group, Inc. Class A	500	13,240
FBL Financial Group, Inc. Class A	400	13,060
Lincoln National Corp.	500	9,525
MetLife, Inc.	62,074	2,182,522
Phoenix Companies, Inc. (a)	5,700	8,493
Ping An Insurance Group Co. China Ltd. (H Shares)	1,500	11,125
Prudential Financial, Inc.	2,300	124,660
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Resolution Ltd.	52,100	$ 230,415
StanCorp Financial Group, Inc.	300	10,182
Symetra Financial Corp.	1,100	10,197
Torchmark Corp.	300	12,279
Unum Group	600	14,304
		6,333,437
Multi-Line Insurance - 1.2%
American International Group, Inc. (a)	400	9,876
Genworth Financial, Inc. Class A (a)	188,200	1,200,716
Hartford Financial Services Group, Inc.	6,100	117,425
Loews Corp.	3,200	127,040
		1,455,057
Property & Casualty Insurance - 3.0%
ACE Ltd.	200	14,430
Allstate Corp.	500	13,170
Assured Guaranty Ltd.	500	6,370
Axis Capital Holdings Ltd.	4,100	128,535
Berkshire Hathaway, Inc. Class B (a)	7,700	599,522
Erie Indemnity Co. Class A	163	12,869
Fidelity National Financial, Inc. Class A	107,577	1,660,989
First American Financial Corp.	10,200	122,400
The Travelers Companies, Inc.	100	5,835
W.R. Berkley Corp.	4,200	146,202
XL Group PLC Class A	36,405	791,445
		3,501,767
Reinsurance - 1.5%
Arch Capital Group Ltd. (a)	10,200	366,894
Montpelier Re Holdings Ltd.	700	12,250
Platinum Underwriters Holdings Ltd.	9,300	322,059
Validus Holdings Ltd.	40,500	1,108,080
		1,809,283
TOTAL INSURANCE		13,099,544
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
China Finance Online Co. Ltd. ADR (a)	33,670	68,350
eBay, Inc. (a)	15,500	493,365
		561,715
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 1.6%
Alliance Data Systems Corp. (a)	100	10,244
Cielo SA	400	10,599
Fidelity National Information Services, Inc.	600	15,708
Fiserv, Inc. (a)	9,533	561,208
MasterCard, Inc. Class A	67	23,265
Redecard SA	700	11,760
The Western Union Co.	43,270	755,927

	Shares	Value
Total System Services, Inc.	1,400	$ 27,846
VeriFone Systems, Inc. (a)	9,505	401,206
Visa, Inc. Class A	100	9,326
		1,827,089
IT Consulting & Other Services - 0.1%
Accenture PLC Class A	200	12,052
Cognizant Technology Solutions Corp. Class A (a)	1,700	123,675
		135,727
TOTAL IT SERVICES		1,962,816
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	370	13,006
REAL ESTATE INVESTMENT TRUSTS - 10.0%
Diversified REITs - 0.6%
American Assets Trust, Inc.	6,100	123,647
Colonial Properties Trust (SBI)	27,100	549,588
Vornado Realty Trust	700	57,967
		731,202
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	39,100	193,936
Stag Industrial, Inc.	1,100	11,814
		205,750
Mortgage REITs - 0.0%
American Capital Agency Corp.	418	11,499
American Capital Mortgage Investment Corp.	1,700	30,906
Annaly Capital Management, Inc.	1,200	20,220
		62,625
Office REITs - 3.2%
Boston Properties, Inc.	5,900	584,041
Corporate Office Properties Trust (SBI)	400	9,700
Douglas Emmett, Inc.	55,361	1,079,540
Highwoods Properties, Inc. (SBI)	23,700	734,226
Lexington Corporate Properties Trust (d)	174,600	1,372,356
MPG Office Trust, Inc. (a)(d)	5,300	12,667
		3,792,530
Residential REITs - 2.8%
American Campus Communities, Inc.	3,800	147,934
Apartment Investment & Management Co. Class A	26,441	652,299
AvalonBay Communities, Inc.	4,435	592,915
Camden Property Trust (SBI)	16,600	1,006,624
Campus Crest Communities, Inc.	1,100	12,573
Essex Property Trust, Inc.	200	28,552
Home Properties, Inc.	2,200	129,580
Post Properties, Inc.	10,431	428,505
UDR, Inc.	13,048	325,287
		3,324,269
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - 0.6%
Federal Realty Investment Trust (SBI)	6,400	$ 568,064
Kimco Realty Corp.	700	12,229
Simon Property Group, Inc.	931	119,578
Urstadt Biddle Properties, Inc. Class A	1,300	23,192
		723,063
Specialized REITs - 2.6%
CubeSmart	12,800	125,568
DiamondRock Hospitality Co.	14,500	131,225
HCP, Inc.	8,900	354,665
Host Hotels & Resorts, Inc.	900	12,843
Plum Creek Timber Co., Inc.	300	11,298
Potlatch Corp.	2,100	68,208
Public Storage	5,746	741,521
Rayonier, Inc.	600	25,038
Strategic Hotel & Resorts, Inc. (a)	118,184	672,467
Sunstone Hotel Investors, Inc. (a)	22,100	153,595
Ventas, Inc.	9,635	535,802
Weyerhaeuser Co.	13,400	240,932
		3,073,162
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,912,601
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Diversified Real Estate Activities - 0.1%
The St. Joe Co. (a)	7,400	106,190
Real Estate Operating Companies - 0.4%
BR Malls Participacoes SA	700	7,562
Castellum AB	30,200	410,646
Thomas Properties Group, Inc. (a)	2,262	5,723
		423,931
Real Estate Services - 2.2%
CBRE Group, Inc. (a)	114,729	2,039,882
Jones Lang LaSalle, Inc.	9,952	643,098
		2,682,980
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,213,101
SOFTWARE - 0.0%
Application Software - 0.0%
Fair Isaac Corp.	100	2,735

	Shares	Value
SPECIALTY RETAIL - 0.2%
Home Improvement Retail - 0.2%
Home Depot, Inc.	6,600	$ 236,280
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	800	6,688
Carver Bancorp, Inc. (a)	100	40
Cheviot Financial Corp.	8,880	74,681
Hudson City Bancorp, Inc.	800	5,000
People's United Financial, Inc.	1,100	14,025
		100,434
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A (a)	300	16,530
TOTAL COMMON STOCKS (Cost $123,161,421)		117,227,536
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.12% (b)	1,289,004	1,289,004
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,853,620	2,853,620
TOTAL MONEY MARKET FUNDS (Cost $4,142,624)		4,142,624
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $127,304,045)	121,370,160
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(2,219,865)
NET ASSETS - 100%	$ 119,150,295
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,372
Fidelity Securities Lending Cash Central Fund	2,883
Total	$ 4,255
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 117,227,536	$ 113,819,189	$ 3,407,734	$ 613
Money Market Funds	4,142,624	4,142,624	-	-
Total Investments in Securities:	$ 121,370,160	$ 117,961,813	$ 3,407,734	$ 613
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(1,305,024)
Total Unrealized Gain (Loss)	(44,923)
Cost of Purchases	-
Proceeds of Sales	(842,936)
Amortization/Accretion	-
Transfers in to Level 3	2,193,496
Transfers out of Level 3	-
Ending Balance	$ 613
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (44,923)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $130,642,748. Net unrealized depreciation aggregated $9,272,588, of which $5,216,623 related to appreciated investment securities and $14,489,211 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809075.108

AFHC-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
BIOTECHNOLOGY - 23.0%
Biotechnology - 23.0%
Achillion Pharmaceuticals, Inc. (a)(d)	203,400	$ 1,289,556
Acorda Therapeutics, Inc. (a)	129,027	2,817,950
Alexion Pharmaceuticals, Inc. (a)	141,286	9,538,218
Amgen, Inc.	540,312	30,943,667
Anthera Pharmaceuticals, Inc. (a)	147,688	943,726
Ardea Biosciences, Inc. (a)	175,000	3,484,250
ARIAD Pharmaceuticals, Inc. (a)	349,885	4,069,163
AVEO Pharmaceuticals, Inc. (a)	51,867	832,984
AVEO Pharmaceuticals, Inc.	28,715	461,163
Biogen Idec, Inc. (a)	74,179	8,631,468
BioMarin Pharmaceutical, Inc. (a)	272,740	9,303,161
Chelsea Therapeutics International Ltd. (a)	200,200	906,906
Dynavax Technologies Corp. (a)(d)	676,200	1,839,264
Gilead Sciences, Inc. (a)	96,068	4,002,193
Human Genome Sciences, Inc. (a)	128,000	1,313,280
Inhibitex, Inc. (a)	267,200	1,039,408
Medivir AB (B Shares) (a)	96,800	1,332,577
Neurocrine Biosciences, Inc. (a)	166,718	1,043,655
NPS Pharmaceuticals, Inc. (a)	217,900	1,126,543
ONYX Pharmaceuticals, Inc. (a)	63,300	2,590,869
Seattle Genetics, Inc. (a)(d)	76,557	1,684,254
Targacept, Inc. (a)	130,715	2,300,584
Theravance, Inc. (a)(d)	150,500	3,345,615
United Therapeutics Corp. (a)	64,504	2,820,760
YM Biosciences, Inc. (a)(d)	393,500	702,643
		98,363,857
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	210,355	1,253,716
Stewart Enterprises, Inc. Class A	154,043	992,037
		2,245,753
FOOD & STAPLES RETAILING - 1.7%
Drug Retail - 1.7%
CVS Caremark Corp.	139,200	5,052,960
Drogasil SA	376,700	2,369,182
		7,422,142
HEALTH CARE EQUIPMENT & SUPPLIES - 22.3%
Health Care Equipment - 20.7%
Baxter International, Inc.	380,200	20,903,396
Boston Scientific Corp. (a)	1,207,411	7,111,651
C. R. Bard, Inc.	62,110	5,338,355
China Kanghui Holdings sponsored ADR (a)	47,100	738,057
Conceptus, Inc. (a)	155,400	1,790,208
CONMED Corp. (a)	44,800	1,176,896
Covidien PLC	555,654	26,137,964
Cyberonics, Inc. (a)	63,320	1,823,616

	Shares	Value
Edwards Lifesciences Corp. (a)	62,952	$ 4,747,840
HeartWare International, Inc. (a)	35,700	2,425,101
Masimo Corp.	85,371	1,765,472
Opto Circuits India Ltd.	214,591	1,102,689
Orthofix International NV (a)	43,205	1,516,928
SonoSite, Inc. (a)	53,700	1,664,163
William Demant Holding A/S (a)	24,263	1,935,896
Wright Medical Group, Inc. (a)	148,800	2,557,872
Zeltiq Aesthetics, Inc.	52,100	742,425
Zimmer Holdings, Inc. (a)	96,300	5,068,269
		88,546,798
Health Care Supplies - 1.6%
Endologix, Inc. (a)	200	2,178
The Cooper Companies, Inc.	98,450	6,822,585
		6,824,763
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		95,371,561
HEALTH CARE PROVIDERS & SERVICES - 24.0%
Health Care Distributors & Services - 2.3%
Amplifon SpA	253,171	1,217,863
McKesson Corp.	106,091	8,651,721
		9,869,584
Health Care Facilities - 1.7%
Emeritus Corp. (a)	97,675	1,729,824
Hanger Orthopedic Group, Inc. (a)	86,065	1,494,949
HealthSouth Corp. (a)	104,800	1,850,768
LCA-Vision, Inc. (a)	191,300	617,899
Sunrise Senior Living, Inc. (a)(d)	291,509	1,603,300
		7,296,740
Health Care Services - 11.7%
Accretive Health, Inc. (a)(d)	126,345	3,008,274
Express Scripts, Inc. (a)	182,386	8,340,512
Fresenius Medical Care AG & Co. KGaA	59,813	4,357,752
HMS Holdings Corp. (a)	53,500	1,307,540
Laboratory Corp. of America Holdings (a)	64,200	5,383,170
Medco Health Solutions, Inc. (a)	149,875	8,222,143
MEDNAX, Inc. (a)	89,900	5,915,420
Omnicare, Inc. (d)	233,200	6,954,024
Quest Diagnostics, Inc.	68,548	3,824,978
Team Health Holdings, Inc. (a)	137,400	2,791,968
		50,105,781
Managed Health Care - 8.3%
Humana, Inc.	110,100	9,346,389
UnitedHealth Group, Inc.	224,767	10,786,568
WellPoint, Inc.	222,600	15,337,140
		35,470,097
TOTAL HEALTH CARE PROVIDERS & SERVICES		102,742,202
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	106,043	$ 2,030,723
athenahealth, Inc. (a)	59,700	3,158,727
Epocrates, Inc. (a)	107,000	930,900
		6,120,350
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
WebMD Health Corp. (a)	77,057	2,770,199
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	141,645	2,043,937
Sequenom, Inc. (a)(d)	76,097	378,202
Thermo Fisher Scientific, Inc. (a)	27,428	1,378,806
		3,800,945
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	138,572	1,466,092
PHARMACEUTICALS - 20.0%
Pharmaceuticals - 20.0%
Abbott Laboratories	107,100	5,769,477
Cardiome Pharma Corp. (a)	279,000	923,609
Columbia Laboratories, Inc. (a)(d)	260,000	657,800
Elan Corp. PLC sponsored ADR (a)	258,100	3,094,619
Eli Lilly & Co.	190,100	7,064,116
GlaxoSmithKline PLC sponsored ADR	254,300	11,390,097
Meda AB (A Shares)	171,300	1,749,903
Medicis Pharmaceutical Corp. Class A	63,303	2,423,872
Merck & Co., Inc.	321,195	11,081,228
Optimer Pharmaceuticals, Inc. (a)(d)	107,554	1,534,796
Pfizer, Inc.	181,888	3,503,163
Sanofi-aventis sponsored ADR	364,000	13,013,000
Shire PLC sponsored ADR	83,500	7,874,050
Valeant Pharmaceuticals International, Inc. (Canada)	246,204	9,721,211
Watson Pharmaceuticals, Inc. (a)	74,900	5,030,284
XenoPort, Inc. (a)	118,900	725,290
		85,556,515
PROFESSIONAL SERVICES - 0.7%
Research & Consulting Services - 0.7%
Qualicorp SA	323,000	2,953,121

	Shares	Value
SOFTWARE - 0.5%
Application Software - 0.5%
Nuance Communications, Inc. (a)	85,618	$ 2,267,165
TOTAL COMMON STOCKS (Cost $364,509,934)		411,079,902
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $562,611)	80,373	562,611
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 0.12% (b)	26,313,812	26,313,812
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	15,205,171	15,205,171
TOTAL MONEY MARKET FUNDS (Cost $41,518,983)		41,518,983
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $406,591,528)	453,161,496
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(25,232,144)
NET ASSETS - 100%	$ 427,929,352
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $562,611 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 562,611
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,089
Fidelity Securities Lending Cash Central Fund	17,307
Total	$ 26,396
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 411,079,902	$ 405,619,461	$ 5,460,441	$ -
Convertible Preferred Stocks	562,611	-	-	562,611
Money Market Funds	41,518,983	41,518,983	-	-
Total Investments in Securities:	$ 453,161,496	$ 447,138,444	$ 5,460,441	$ 562,611
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 562,611
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 562,611
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $407,858,386. Net unrealized appreciation aggregated $45,303,110, of which $61,745,289 related to appreciated investment securities and $16,442,179 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809093.108

AFCY-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
AEROSPACE & DEFENSE - 16.2%
Aerospace & Defense - 16.2%
BE Aerospace, Inc. (a)	37,900	$ 1,429,967
Esterline Technologies Corp. (a)	39,717	2,220,180
Honeywell International, Inc.	256,695	13,450,818
Precision Castparts Corp.	47,314	7,719,279
Rockwell Collins, Inc.	105,197	5,873,149
Textron, Inc.	405,979	7,884,112
United Technologies Corp.	314,923	24,557,696
		63,135,201
AIR FREIGHT & LOGISTICS - 5.5%
Air Freight & Logistics - 5.5%
C.H. Robinson Worldwide, Inc.	54,546	3,787,129
United Parcel Service, Inc. Class B	226,479	15,907,885
UTI Worldwide, Inc.	120,683	1,763,179
		21,458,193
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Autoliv, Inc.	32,200	1,860,194
TRW Automotive Holdings Corp. (a)	48,780	2,053,638
		3,913,832
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Armstrong World Industries, Inc.	76,889	3,274,703
Owens Corning (a)	181,616	5,154,262
		8,428,965
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Support Services - 0.4%
Ritchie Brothers Auctioneers, Inc. (d)	88,000	1,754,720
Environmental & Facility Services - 1.5%
Republic Services, Inc.	200,332	5,701,449
Office Services & Supplies - 0.6%
Mine Safety Appliances Co.	73,211	2,456,229
TOTAL COMMERCIAL SERVICES & SUPPLIES		9,912,398
CONSTRUCTION & ENGINEERING - 4.4%
Construction & Engineering - 4.4%
AECOM Technology Corp. (a)	118,300	2,474,836
EMCOR Group, Inc.	137,798	3,454,596
Foster Wheeler AG (a)	217,031	4,627,101
Jacobs Engineering Group, Inc. (a)	93,987	3,646,696
Quanta Services, Inc. (a)	142,600	2,978,914
		17,182,143
ELECTRICAL EQUIPMENT - 10.6%
Electrical Components & Equipment - 10.6%
AMETEK, Inc.	114,300	4,517,136
Cooper Industries PLC Class A	113,320	5,944,767

	Shares	Value
Emerson Electric Co.	265,268	$ 12,764,696
GrafTech International Ltd. (a)	207,500	3,259,825
Hubbell, Inc. Class B	28,800	1,721,952
Polypore International, Inc. (a)	26,300	1,379,435
Prysmian SpA	180,276	2,731,849
Regal-Beloit Corp.	78,265	4,158,219
Roper Industries, Inc.	59,400	4,817,340
		41,295,219
ENERGY EQUIPMENT & SERVICES - 0.9%
Oil & Gas Equipment & Services - 0.9%
McDermott International, Inc. (a)	320,100	3,514,698
INDUSTRIAL CONGLOMERATES - 21.2%
Industrial Conglomerates - 21.2%
3M Co.	145,220	11,475,284
Carlisle Companies, Inc.	39,733	1,657,661
Danaher Corp.	305,282	14,760,385
General Electric Co.	2,793,050	46,671,865
Tyco International Ltd.	178,614	8,135,868
		82,701,063
MACHINERY - 15.7%
Construction & Farm Machinery & Heavy Trucks - 5.8%
Cummins, Inc.	131,424	13,067,488
Fiat Industrial SpA (a)	309,900	2,704,029
Jain Irrigation Systems Ltd.	782,699	1,994,354
Sauer-Danfoss, Inc. (a)	32,800	1,270,016
WABCO Holdings, Inc. (a)	67,000	3,364,070
		22,399,957
Industrial Machinery - 9.9%
Actuant Corp. Class A	138,560	3,117,600
Flowserve Corp.	60,600	5,617,014
Graco, Inc.	87,168	3,742,994
Ingersoll-Rand Co. Ltd.	266,247	8,288,269
Pall Corp.	86,061	4,403,741
Parker Hannifin Corp.	95,158	7,760,135
SPX Corp.	63,300	3,456,813
TriMas Corp. (a)	120,730	2,353,028
		38,739,594
TOTAL MACHINERY		61,139,551
PROFESSIONAL SERVICES - 4.2%
Human Resource & Employment Services - 2.7%
Kforce, Inc. (a)	231,120	2,949,091
Manpower, Inc.	46,200	1,993,068
Robert Half International, Inc.	109,900	2,904,657
Towers Watson & Co.	42,300	2,779,110
		10,625,926
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 1.5%
Bureau Veritas SA	12,300	$ 956,975
IHS, Inc. Class A (a)	56,661	4,758,957
		5,715,932
TOTAL PROFESSIONAL SERVICES		16,341,858
ROAD & RAIL - 7.6%
Railroads - 7.1%
CSX Corp.	314,500	6,985,045
Union Pacific Corp.	208,546	20,764,925
		27,749,970
Trucking - 0.5%
Con-way, Inc.	71,164	2,097,203
TOTAL ROAD & RAIL		29,847,173
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Trading Companies & Distributors - 3.1%
Mills Estruturas e Servicos de Engenharia SA	238,800	2,384,941
Rush Enterprises, Inc. Class A (a)	141,797	2,736,682
W.W. Grainger, Inc.	22,400	3,837,344
WESCO International, Inc. (a)	64,501	3,125,718
		12,084,685
TOTAL COMMON STOCKS (Cost $363,554,816)		370,954,979
Convertible Bonds - 0.3%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $1,041,431)	$ 1,041,431	1,041,431
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% 12/1/11 (e) (Cost $649,988)	650,000	649,994
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	13,161,191	$ 13,161,191
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,958,000	1,958,000
TOTAL MONEY MARKET FUNDS (Cost $15,119,191)		15,119,191
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $380,365,426)	387,765,595
NET OTHER ASSETS (LIABILITIES) - 0.7%	2,630,808
NET ASSETS - 100%	$ 390,396,403
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
245 CME E-mini Industrial Index Contracts	Dec. 2011	$ 8,160,950	$ 822,833

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $649,994.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,041,431 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,041,431
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,847
Fidelity Securities Lending Cash Central Fund	7,380
Total	$ 10,227
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 370,954,979	$ 368,960,625	$ 1,994,354	$ -
Convertible Bonds	1,041,431	-	-	1,041,431
U.S. Treasury Obligations	649,994	-	649,994	-
Money Market Funds	15,119,191	15,119,191	-	-
Total Investments in Securities:	$ 387,765,595	$ 384,079,816	$ 2,644,348	$ 1,041,431
Derivative Instruments:
Assets
Futures Contracts	$ 822,833	$ 822,833	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,041,431
Transfers out of Level 3	-
Ending Balance	$ 1,041,431
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $384,168,166. Net unrealized appreciation aggregated $3,597,429, of which $28,559,555 related to appreciated investment securities and $24,962,126 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809102.108

ARE-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 3.3%
Health Care Facilities - 3.3%
Brookdale Senior Living, Inc. (a)	490,651	$ 8,134,994
Emeritus Corp. (a)(d)	336,765	5,964,108
Sunrise Senior Living, Inc. (a)(d)	293,292	1,613,106
TOTAL HEALTH CARE FACILITIES		15,712,208
REAL ESTATE INVESTMENT TRUSTS - 90.7%
REITs - Apartments - 17.1%
AvalonBay Communities, Inc.	48,237	6,448,805
BRE Properties, Inc.	42,600	2,135,112
Camden Property Trust (SBI)	278,286	16,875,263
Education Realty Trust, Inc.	1,099,911	10,174,177
Equity Residential (SBI)	279,855	16,421,891
Essex Property Trust, Inc. (d)	130,864	18,682,145
Post Properties, Inc.	261,412	10,738,805
TOTAL REITS - APARTMENTS		81,476,198
REITs - Health Care Facilities - 9.7%
HCP, Inc.	252,111	10,046,623
Health Care REIT, Inc. (d)	105,144	5,540,037
Ventas, Inc.	550,033	30,587,335
TOTAL REITS - HEALTH CARE FACILITIES		46,173,995
REITs - Hotels - 4.6%
Chesapeake Lodging Trust	444,498	6,640,800
DiamondRock Hospitality Co.	633,906	5,736,849
Host Hotels & Resorts, Inc.	471,834	6,733,071
Sunstone Hotel Investors, Inc. (a)	405,657	2,819,316
TOTAL REITS - HOTELS		21,930,036
REITs - Industrial Buildings - 14.8%
DCT Industrial Trust, Inc.	764,500	3,791,920
Prologis, Inc.	941,457	28,017,760
Public Storage	288,441	37,223,311
Stag Industrial, Inc.	148,200	1,591,668
TOTAL REITS - INDUSTRIAL BUILDINGS		70,624,659
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 16.6%
CBL & Associates Properties, Inc.	899,140	$ 13,828,773
Simon Property Group, Inc.	435,892	55,985,968
The Macerich Co.	192,245	9,566,111
TOTAL REITS - MALLS		79,380,852
REITs - Management/Investment - 3.5%
Digital Realty Trust, Inc. (d)	246,650	15,373,695
Lexington Corporate Properties Trust	176,100	1,384,146
TOTAL REITS - MANAGEMENT/INVESTMENT		16,757,841
REITs - Office Buildings - 16.1%
Alexandria Real Estate Equities, Inc.	182,760	12,078,608
Boston Properties, Inc.	217,149	21,495,580
Douglas Emmett, Inc. (d)	614,300	11,978,850
Highwoods Properties, Inc. (SBI)	386,125	11,962,153
SL Green Realty Corp.	281,122	19,394,607
TOTAL REITS - OFFICE BUILDINGS		76,909,798
REITs - Shopping Centers - 8.3%
Acadia Realty Trust (SBI)	436,500	9,044,280
DDR Corp.	980,200	12,556,362
Excel Trust, Inc.	183,300	1,926,483
Glimcher Realty Trust	558,066	5,111,885
Kite Realty Group Trust	402,146	1,660,863
Vornado Realty Trust	113,288	9,381,379
TOTAL REITS - SHOPPING CENTERS		39,681,252
TOTAL REAL ESTATE INVESTMENT TRUSTS		432,934,631
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
Diversified Real Estate Activities - 0.8%
The St. Joe Co. (a)(d)	260,898	3,743,886
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Operating Companies - 1.5%
Brookfield Properties Corp.	218,930	$ 3,593,013
Forest City Enterprises, Inc. Class A (a)	272,667	3,730,085
TOTAL REAL ESTATE OPERATING COMPANIES		7,323,098
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		11,066,984
TOTAL COMMON STOCKS (Cost $402,540,216)		459,713,823
Convertible Preferred Stocks - 0.0%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
Grubb & Ellis Co.:
12.00% (e)
(Cost $800,000)	8,000	203,600
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.12% (b)	14,640,948	14,640,948
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	26,734,719	26,734,719
TOTAL MONEY MARKET FUNDS (Cost $41,375,667)		41,375,667
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $444,715,883)		501,293,090
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(23,942,732)
NET ASSETS - 100%		$ 477,350,358
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,600 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,696
Fidelity Securities Lending Cash Central Fund	127,630
Total	$ 132,326
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 459,713,823	$ 459,713,823	$ -	$ -
Convertible Preferred Stocks	203,600	-	203,600	-
Money Market Funds	41,375,667	41,375,667	-	-
Total Investments in Securities:	$ 501,293,090	$ 501,089,490	$ 203,600	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $454,877,270. Net unrealized appreciation aggregated $46,415,820, of which $72,877,689 related to appreciated investment securities and $26,461,869 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809103.108

AFTF-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	12,300	$ 361,251
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
JSR Corp.	58,000	1,107,368
COMMUNICATIONS EQUIPMENT - 4.1%
Communications Equipment - 4.1%
AAC Acoustic Technology Holdings, Inc.	154,000	352,508
Acme Packet, Inc. (a)	64,175	2,323,777
ADTRAN, Inc.	2,371	79,666
Aruba Networks, Inc. (a)	3,400	80,546
Brocade Communications Systems, Inc. (a)	76,900	336,822
Ciena Corp. (a)(d)	337,149	4,443,624
Cisco Systems, Inc.	266,886	4,945,398
Finisar Corp. (a)	152,119	3,116,918
Infinera Corp. (a)	70,900	518,279
JDS Uniphase Corp. (a)	6,400	76,800
Juniper Networks, Inc. (a)	2,598	63,573
Oclaro, Inc. (a)	113,722	467,397
Polycom, Inc. (a)	264,606	4,373,937
QUALCOMM, Inc.	32,862	1,695,679
Riverbed Technology, Inc. (a)	47,370	1,306,465
Sandvine Corp. (a)	751,600	1,214,767
Sandvine Corp. (U.K.) (a)	554,200	878,403
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,741	70,174
ZTE Corp. (H Shares)	1,061,920	3,014,365
		29,359,098
COMPUTERS & PERIPHERALS - 16.5%
Computer Hardware - 11.5%
Advantech Co. Ltd.	47,000	127,916
Apple, Inc. (a)	194,851	78,871,790
Foxconn Technology Co. Ltd.	19,550	68,139
Hewlett-Packard Co.	2,797	74,428
Pegatron Corp.	776,000	838,129
Stratasys, Inc. (a)(d)	49,675	1,392,887
Toshiba Corp.	303,000	1,321,672
		82,694,961
Computer Storage & Peripherals - 5.0%
ADLINK Technology, Inc.	61,000	67,721
EMC Corp. (a)	370,077	9,070,587
Gemalto NV	14,748	672,910
Imagination Technologies Group PLC (a)	235,159	1,734,724
NetApp, Inc. (a)	57,516	2,355,855
SanDisk Corp. (a)	378,891	19,198,407
SIMPLO Technology Co. Ltd.	110,000	647,258

	Shares	Value
Smart Technologies, Inc. Class A (a)(d)	26,500	$ 90,630
Synaptics, Inc. (a)	60,500	2,044,295
		35,882,387
TOTAL COMPUTERS & PERIPHERALS		118,577,348
DIVERSIFIED CONSUMER SERVICES - 0.8%
Education Services - 0.8%
Educomp Solutions Ltd.	16,123	89,145
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	184,432	5,466,564
		5,555,709
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Dynapack International Technology Corp.	271,000	1,023,826
Silitech Technology Corp.	125,000	337,893
		1,361,719
ELECTRONIC EQUIPMENT & COMPONENTS - 2.7%
Electronic Components - 1.3%
Aeroflex Holding Corp.	26,200	285,318
Amphenol Corp. Class A	44,100	2,094,309
Cheng Uei Precision Industries Co. Ltd.	295,408	663,756
Chimei Innolux Corp. (a)	16,000	6,427
Corning, Inc.	5,284	75,508
J Touch Corp.	36,024	50,774
Omron Corp.	3,400	73,284
Universal Display Corp. (a)(d)	115,125	5,391,304
Vishay Intertechnology, Inc. (a)	59,698	641,754
		9,282,434
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	417,683	833,367
Itron, Inc. (a)	1,768	65,045
Keyence Corp.	1,300	330,516
SFA Engineering Corp.	6,351	291,403
SNU Precision Co. Ltd.	26,457	311,903
Test Research, Inc.	18,655	23,298
		1,855,532
Electronic Manufacturing Services - 0.7%
Benchmark Electronics, Inc. (a)	1,200	16,488
Flextronics International Ltd. (a)	41,400	271,791
IPG Photonics Corp. (a)	2,200	116,292
Jabil Circuit, Inc.	69,302	1,424,849
Trimble Navigation Ltd. (a)	84,068	3,397,188
		5,226,608
Technology Distributors - 0.4%
Arrow Electronics, Inc. (a)	2,353	84,826
Avnet, Inc. (a)	2,700	81,837
Digital China Holdings Ltd. (H Shares)	1,183,000	1,848,662
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - continued
VST Holdings Ltd. (a)	2,000,000	$ 318,209
WPG Holding Co. Ltd.	640,975	773,980
		3,107,514
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		19,472,088
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	1,506,000	1,678,231
China Kanghui Holdings sponsored ADR (a)	9,000	141,030
		1,819,261
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,576,000	1,637,980
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,457,241
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
athenahealth, Inc. (a)	600	31,746
So-net M3, Inc.	261	1,180,504
		1,212,250
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)(d)	111,621	3,891,108
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	17,000	16,164
Techtronic Industries Co. Ltd.	348,000	301,101
		317,265
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	477,000	207,110
INTERNET & CATALOG RETAIL - 3.4%
Internet Retail - 3.4%
Amazon.com, Inc. (a)	79,954	17,070,979
E-Commerce China Dangdang, Inc. ADR	260	1,812
Priceline.com, Inc. (a)	1,403	712,331
Rakuten, Inc.	4,992	5,473,107
Start Today Co. Ltd.	48,200	1,019,764
		24,277,993
INTERNET SOFTWARE & SERVICES - 13.0%
Internet Software & Services - 13.0%
Akamai Technologies, Inc. (a)	234	6,304

	Shares	Value
Alibaba.com Ltd.	131,500	$ 154,432
Baidu.com, Inc. sponsored ADR (a)(d)	25,535	3,579,496
Bankrate, Inc. (d)	44,800	872,256
China Finance Online Co. Ltd. ADR (a)	86,946	176,500
Cornerstone OnDemand, Inc.	27,700	399,157
DealerTrack Holdings, Inc. (a)	12,300	266,787
DeNA Co. Ltd.	16,300	703,624
eBay, Inc. (a)	566,993	18,047,387
Facebook, Inc. Class B (f)	37,876	946,900
Google, Inc. Class A (a)	61,923	36,698,047
GREE, Inc.	35,800	1,155,384
INFO Edge India Ltd.	17,918	249,921
Kakaku.com, Inc.	68,600	2,716,565
LogMeIn, Inc. (a)	57,600	2,342,592
Mail.ru Group Ltd. GDR (a)(e)	1,800	62,010
Mercadolibre, Inc. (d)	35,434	2,310,297
NHN Corp. (a)	8,468	1,760,010
Open Text Corp. (a)	51,100	3,127,463
OpenTable, Inc. (a)(d)	1,147	50,307
Opera Software ASA	111,900	506,480
PChome Online, Inc.	196,000	1,282,885
Qihoo 360 Technology Co. Ltd. ADR (d)	18,000	363,780
Rackspace Hosting, Inc. (a)	117,688	4,871,106
Renren, Inc. ADR (d)	5,900	41,536
Responsys, Inc.	1,500	16,380
SciQuest, Inc. (a)	27,477	407,759
SINA Corp. (a)(d)	78,373	6,370,941
Sohu.com, Inc. (a)(d)	1,300	78,520
Tudou Holdings Ltd. ADR	300	4,920
Velti PLC (a)	50,436	424,671
VeriSign, Inc.	2,200	70,598
Vocus, Inc. (a)	14,700	299,586
XO Group, Inc. (a)	5,200	47,996
Yahoo!, Inc. (a)	89,320	1,396,965
Yandex NV	53,776	1,479,916
		93,289,478
IT SERVICES - 3.6%
Data Processing & Outsourced Services - 0.6%
Fidelity National Information Services, Inc.	54,554	1,428,224
Fiserv, Inc. (a)	36,167	2,129,151
MasterCard, Inc. Class A	1,080	375,019
Syntel, Inc.	7,600	371,640
Visa, Inc. Class A	791	73,769
		4,377,803
IT Consulting & Other Services - 3.0%
Accenture PLC Class A	121,556	7,324,965
Atos Origin SA	14,108	683,733
Camelot Information Systems, Inc. ADR (a)	25,500	83,130
Cognizant Technology Solutions Corp. Class A (a)	110,453	8,035,456
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
HiSoft Technology International Ltd. ADR (a)	11,117	$ 137,628
International Business Machines Corp.	421	77,729
Teradata Corp. (a)	92,825	5,537,940
		21,880,581
TOTAL IT SERVICES		26,258,384
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	19,800	733,986
Illumina, Inc. (a)(d)	13,800	422,556
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	339,339
		1,495,881
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Airtac International Group	26,000	145,524
Fanuc Corp.	900	145,540
HIWIN Technologies Corp.	8,390	75,848
Mirle Automation Corp.	157,950	124,675
Nippon Thompson Co. Ltd.	70,000	450,922
THK Co. Ltd.	51,300	999,914
		1,942,423
MEDIA - 0.6%
Advertising - 0.3%
Dentsu, Inc.	1,100	33,125
ReachLocal, Inc. (a)(d)	214,825	2,150,398
		2,183,523
Cable & Satellite - 0.2%
DISH Network Corp. Class A (a)	69,960	1,690,933
Movies & Entertainment - 0.1%
IMAX Corp. (a)	23,730	456,328
TOTAL MEDIA		4,330,784
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	5,600	1,067
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	68,164
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	839,500	616,405
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	42,141	1,946,071

	Shares	Value
Research & Consulting Services - 0.0%
Acacia Research Corp. - Acacia Technologies (a)	8,600	$ 342,624
TOTAL PROFESSIONAL SERVICES		2,288,695
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)	64,549	384,067
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.2%
Semiconductor Equipment - 7.0%
Advanced Energy Industries, Inc. (a)	5,757	53,770
Amkor Technology, Inc. (a)(d)	268,212	1,298,146
Applied Materials, Inc.	6,158	75,867
Asia Pacific Systems, Inc. (a)	33,164	339,988
ASM International NV unit	47,900	1,351,738
ASM Pacific Technology Ltd.	36,700	402,999
ASML Holding NV	356,460	14,946,368
ASML Holding NV (Netherlands)	43,300	1,816,653
Axcelis Technologies, Inc. (a)	90,509	126,713
centrotherm photovoltaics AG	1,493	28,348
Cymer, Inc. (a)	107,197	4,657,710
Entegris, Inc. (a)	108,139	968,925
GCL-Poly Energy Holdings Ltd.	1,455,000	469,668
Genesis Photonics, Inc.	69,000	98,413
KLA-Tencor Corp.	132,683	6,248,042
Lam Research Corp. (a)	186,835	8,032,037
LTX-Credence Corp. (a)	25,920	164,074
MKS Instruments, Inc.	15,600	415,584
Novellus Systems, Inc. (a)	81,671	2,821,733
Teradyne, Inc. (a)	177,171	2,537,089
Tessera Technologies, Inc. (a)	3,600	49,572
Tokyo Electron Ltd.	33,000	1,755,280
Ultratech, Inc. (a)	80,600	1,757,080
		50,415,797
Semiconductors - 14.2%
Advanced Micro Devices, Inc. (a)	10,078	58,755
Alpha & Omega Semiconductor Ltd. (a)	33,538	283,396
Altera Corp.	10,122	383,826
Applied Micro Circuits Corp. (a)	157,393	1,060,829
ARM Holdings PLC	139,600	1,310,095
ARM Holdings PLC sponsored ADR	154,726	4,346,253
Atmel Corp. (a)	128,994	1,362,177
Avago Technologies Ltd.	211,421	7,139,687
Broadcom Corp. Class A	70,612	2,548,387
Canadian Solar, Inc. (a)(d)	32	110
Cavium, Inc. (a)	21,751	711,040
Cirrus Logic, Inc. (a)(d)	92,997	1,547,470
Cree, Inc. (a)(d)	154,063	4,104,238
Cypress Semiconductor Corp.	121,022	2,312,730
Diodes, Inc. (a)	19,600	438,452
Duksan Hi-Metal Co. Ltd. (a)	155,211	3,485,440
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Epistar Corp.	858,000	$ 1,588,566
Fairchild Semiconductor International, Inc. (a)	192,270	2,878,282
First Solar, Inc. (a)	15	747
Freescale Semiconductor Holdings I Ltd.	99,900	1,317,681
Global Unichip Corp.	43,000	170,699
Hanwha Solarone Co. Ltd. ADR (a)	2	4
Hittite Microwave Corp. (a)	1,279	67,275
Hynix Semiconductor, Inc.	63,510	1,280,475
Infineon Technologies AG	82,200	742,717
Inphi Corp.	68,189	752,807
International Rectifier Corp. (a)	16,225	394,105
Intersil Corp. Class A	124,128	1,485,812
JA Solar Holdings Co. Ltd. ADR (a)(d)	429,416	949,009
MagnaChip Semiconductor Corp.	92,762	702,208
Marvell Technology Group Ltd. (a)	43,585	609,754
Maxim Integrated Products, Inc.	55,556	1,453,345
Melfas, Inc.	16	384
Micron Technology, Inc. (a)	1,533,832	8,574,121
Microsemi Corp. (a)	4,100	75,686
Monolithic Power Systems, Inc. (a)	12,732	158,641
MStar Semiconductor, Inc.	100,000	579,513
NVIDIA Corp. (a)	298,097	4,411,836
NXP Semiconductors NV (a)	259,436	4,662,065
O2Micro International Ltd. sponsored ADR (a)	38,400	157,056
ON Semiconductor Corp. (a)	529,641	4,009,382
Phison Electronics Corp.	238,000	1,254,042
PMC-Sierra, Inc. (a)	257,330	1,631,472
Power Integrations, Inc.	2,073	73,861
Radiant Opto-Electronics Corp.	536,365	1,576,573
Rambus, Inc. (a)	159,939	2,835,718
RF Micro Devices, Inc. (a)	195,506	1,435,014
Samsung Electronics Co. Ltd.	77	66,039
Seoul Semiconductor Co. Ltd.	39,456	803,483
Silicon Laboratories, Inc. (a)	19,800	846,450
Silicon Motion Technology Corp. sponsored ADR (a)	65,500	1,099,745
Skyworks Solutions, Inc. (a)	120,258	2,382,311
Spansion, Inc. Class A (a)	105,594	1,086,562
Spreadtrum Communications, Inc. ADR (d)	128,556	3,415,733
Standard Microsystems Corp. (a)	49,632	1,228,888
STMicroelectronics NV (NY Shares) unit (a)	151,100	1,047,123
Texas Instruments, Inc.	370,822	11,395,360
Trina Solar Ltd. (a)(d)	199,094	1,606,689
TriQuint Semiconductor, Inc. (a)	13,000	69,160

	Shares	Value
Xilinx, Inc.	43	$ 1,439
YoungTek Electronics Corp.	1,146	2,562
		101,973,279
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		152,389,076
SOFTWARE - 25.6%
Application Software - 14.9%
Adobe Systems, Inc. (a)	2,752	80,936
ANSYS, Inc. (a)	40,208	2,185,707
AsiaInfo-Linkage, Inc. (a)(d)	429,284	4,301,426
Aspen Technology, Inc. (a)	195,837	3,395,814
Autodesk, Inc. (a)	78,738	2,724,335
AutoNavi Holdings Ltd. ADR (a)	81,221	1,045,314
BroadSoft, Inc. (a)(d)	92,181	3,318,516
Cadence Design Systems, Inc. (a)	7,487	82,881
Citrix Systems, Inc. (a)	195,300	14,223,699
Compuware Corp. (a)	39,241	331,586
Concur Technologies, Inc. (a)	135,175	6,288,341
Convio, Inc. (a)	36,934	354,197
Descartes Systems Group, Inc. (a)	179,500	1,341,501
Informatica Corp. (a)	157,000	7,143,500
Intuit, Inc.	80,111	4,299,557
JDA Software Group, Inc. (a)	12,841	409,243
Kingdee International Software Group Co. Ltd.	8,132,800	3,294,605
Magma Design Automation, Inc. (a)	47,800	252,384
Manhattan Associates, Inc. (a)	2,257	95,584
MicroStrategy, Inc. Class A (a)	34,615	4,561,219
Nuance Communications, Inc. (a)	60,314	1,597,115
Parametric Technology Corp. (a)	160,525	3,343,736
Pegasystems, Inc. (d)	64,199	2,426,080
QLIK Technologies, Inc. (a)	88,487	2,528,074
RealPage, Inc. (a)	34,200	901,170
salesforce.com, Inc. (a)	163,087	21,718,296
SolarWinds, Inc. (a)	134,864	3,892,175
SuccessFactors, Inc. (a)	132,800	3,545,760
Synopsys, Inc. (a)	7,800	209,118
Taleo Corp. Class A (a)	91,071	2,950,700
TIBCO Software, Inc. (a)	85,889	2,481,333
TiVo, Inc. (a)	8,000	86,640
VanceInfo Technologies, Inc. ADR (a)(d)	176,400	2,048,004
		107,458,546
Home Entertainment Software - 0.3%
Activision Blizzard, Inc.	5,800	77,662
Changyou.com Ltd. (A Shares) ADR (a)	12,300	323,859
Kingsoft Corp. Ltd.	175,000	77,320
NCsoft Corp.	3,865	1,210,520
Perfect World Co. Ltd. sponsored ADR Class B (a)	4,400	57,244
RealD, Inc. (a)(d)	26,949	301,020
		2,047,625
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 10.4%
Ariba, Inc. (a)	194,919	$ 6,175,034
BMC Software, Inc. (a)	41,973	1,458,981
Check Point Software Technologies Ltd. (a)	20,897	1,204,294
CommVault Systems, Inc. (a)	176,706	7,524,141
DemandTec, Inc. (a)	36,900	278,964
Fortinet, Inc. (a)	135,451	3,123,500
Insyde Software Corp.	14,498	64,174
Microsoft Corp.	266,121	7,086,802
NetSuite, Inc. (a)	30,768	1,170,415
Oracle Corp.	1,211,900	39,713,963
Red Hat, Inc. (a)	27,741	1,377,341
Rovi Corp. (a)	72,415	3,587,439
Symantec Corp. (a)	4,000	68,040
VMware, Inc. Class A (a)	22,788	2,227,527
		75,060,615
TOTAL SOFTWARE		184,566,786
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	88,293	4,864,944
Crown Castle International Corp. (a)	70,800	2,928,288
SBA Communications Corp. Class A (a)	84,549	3,220,471
Sprint Nextel Corp. (a)	18,461	47,445
		11,061,148
TOTAL COMMON STOCKS (Cost $658,671,400)		687,849,906
Convertible Bonds - 0.4%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	1,245,743
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	2,179,000	1,656,040
TOTAL CONVERTIBLE BONDS (Cost $2,896,195)		2,901,783
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $184,172)	180,662	$ 180,662
Money Market Funds - 10.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	35,154,523	$ 35,154,523
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	41,105,494	41,105,494
TOTAL MONEY MARKET FUNDS (Cost $76,260,017)		76,260,017
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $738,011,784)	767,192,368
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(47,286,261)
NET ASSETS - 100%	$ 719,906,107
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,010 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,127,562 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 947,157
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 185,227
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,008
Fidelity Securities Lending Cash Central Fund	320,493
Total	$ 331,501
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 687,849,906	$ 628,605,261	$ 58,297,745	$ 946,900
Convertible Bonds	2,901,783	-	2,901,783	-
Master Notes	180,662	-	-	180,662
Money Market Funds	76,260,017	76,260,017	-	-
Total Investments in Securities:	$ 767,192,368	$ 704,865,278	$ 61,199,528	$ 1,127,562
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,357,916
Total Realized Gain (Loss)	(3,162,588)
Total Unrealized Gain (Loss)	3,022,306
Cost of Purchases	-
Proceeds of Sales	(89,712)
Amortization/Accretion	(360)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,127,562
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ 1,525

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $744,823,911. Net unrealized appreciation aggregated $22,368,457, of which $78,033,493 related to appreciated investment securities and $55,665,036 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.809068.108

AFUG-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
ELECTRIC UTILITIES - 52.4%
Electric Utilities - 52.4%
Duke Energy Corp.	675,453	$ 13,792,750
Edison International	353,196	14,339,758
Exelon Corp.	483,211	21,449,736
FirstEnergy Corp.	381,900	17,170,224
ITC Holdings Corp.	64,610	4,695,855
NextEra Energy, Inc.	21,285	1,200,474
NV Energy, Inc.	170,552	2,735,654
Progress Energy, Inc.	160,029	8,337,511
Southern Co.	119,586	5,166,115
		88,888,077
GAS UTILITIES - 1.9%
Gas Utilities - 1.9%
National Fuel Gas Co.	53,557	3,282,509
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 15.0%
Independent Power Producers & Energy Traders - 15.0%
Calpine Corp. (a)	425,224	6,450,648
Constellation Energy Group, Inc.	213,882	8,491,115
GenOn Energy, Inc. (a)	252,600	770,430
NRG Energy, Inc. (a)	157,800	3,380,076
The AES Corp. (a)	567,227	6,364,287
		25,456,556
MULTI-UTILITIES - 26.3%
Multi-Utilities - 26.3%
CenterPoint Energy, Inc.	381,068	7,941,457
Dominion Resources, Inc.	246,320	12,707,649
NiSource, Inc.	127,649	2,819,766
OGE Energy Corp.	115,256	5,963,345
Public Service Enterprise Group, Inc.	208,781	7,035,920
Sempra Energy	152,331	8,184,745
		44,652,882
OIL, GAS & CONSUMABLE FUELS - 3.5%
Coal & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. (a)	34,600	831,784
Peabody Energy Corp.	37,400	1,622,038
		2,453,822

	Shares	Value
Oil & Gas Storage & Transport - 2.0%
Kinder Morgan Holding Co. LLC (d)	118,300	$ 3,383,380
TOTAL OIL, GAS & CONSUMABLE FUELS		5,837,202
TOTAL COMMON STOCKS (Cost $158,673,976)		168,117,226
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.12% (b)	5,863,620	5,863,620
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,201,500	2,201,500
TOTAL MONEY MARKET FUNDS (Cost $8,065,120)		8,065,120
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $166,739,096)		176,182,346
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(6,575,901)
NET ASSETS - 100%		$ 169,606,445
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 914
Fidelity Securities Lending Cash Central Fund	2,792
Total	$ 3,706
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $167,950,267. Net unrealized appreciation aggregated $8,232,079, of which $10,178,608 related to appreciated investment securities and $1,946,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011